Related-Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS
Loans to principal officers, directors, and their affiliates were as follows:

	At December 31,
	2013	2012
	(Dollars in thousands)
Beginning balance	$829	$1,081
New loans	44	115
Effect of changes in composition of related parties	—	(73)
Repayments	(385)	(294)
Ending balance	$488	$829

Deposits from principal officers, directors, and their affiliates at December 31, 2013 and 2012 were $1.9 million and $2.6 million, respectively.